Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

June 30, 2020

Dates Covered
Collections Period	06/01/20 - 06/30/20
Interest Accrual Period	06/15/20 - 07/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/20	137,068,414.00	14,880
Yield Supplement Overcollateralization Amount 05/31/20	2,779,846.88	0
Receivables Balance 05/31/20	139,848,260.88	14,880
Principal Payments	8,863,124.44	419
Defaulted Receivables	133,845.66	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/20	2,497,742.09	0
Pool Balance at 06/30/20	128,353,548.69	14,446

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.95%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	2,399,102.41	192
Past Due 61-90 days	550,238.91	44
Past Due 91-120 days	111,061.78	11
Past Due 121+ days	0.00	0
Total	3,060,403.10	247

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Delinquency Trigger Occurred	NO

Recoveries	137,430.85
Aggregate Net Losses/(Gains) - June 2020	(3,585.19)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.03%
Prior Net Losses Ratio	0.02%
Second Prior Net Losses Ratio	2.58%
Third Prior Net Losses Ratio	1.02%
Four Month Average	0.90%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.57%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	5.99%
Weighted Average Remaining Term	24.30

Flow of Funds	$ Amount
Collections	9,522,101.09
Investment Earnings on Cash Accounts	2,059.20
Servicing Fee(1)	(116,540.22)
Transfer to Collection Account	0.00
Available Funds	9,407,620.07

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	121,200.96
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,714,865.31
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	534,056.05
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	9,407,620.07

Servicing Fee	116,540.22
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 06/15/20	127,436,732.34
Principal Paid	8,714,865.31
Note Balance @ 07/15/20	118,721,867.03

Class A-1
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-2
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-3
Note Balance @ 06/15/20	25,946,732.34
Principal Paid	8,714,865.31
Note Balance @ 07/15/20	17,231,867.03
Note Factor @ 07/15/20	5.3184775%

Class A-4
Note Balance @ 06/15/20	75,480,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	75,480,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Note Balance @ 06/15/20	26,010,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	26,010,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	158,698.71
Total Principal Paid	8,714,865.31
Total Paid	8,873,564.02

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	28,108.96
Principal Paid	8,714,865.31
Total Paid to A-3 Holders	8,742,974.27

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1685612
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.2564608
Total Distribution Amount	9.4250220

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0867560
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	26.8977324
Total A-3 Distribution Amount	26.9844884

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/20	23,407,920.41
Investment Earnings	2,033.92
Investment Earnings Paid	(2,033.92)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,675,158.20	$4,509,068.03	$16,171,797.97
Number of Extensions	225	365	1,321
Ratio of extensions to Beginning of Period Receivables Balance	1.91%	3.05%	10.33%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.